Equity (Summary of Classes of Share Capital - Preferred Shares Terms and Conditions) (Details)		12 Months Ended
	Oct. 16, 2024	Oct. 31, 2024	Oct. 31, 2023
Rate reset preferred shares series 1 [member]
Disclosure of classes of share capital [line items]
Issue date		Jun. 04, 2014
Annual yield	4.97%	4.97%
Dividend frequency		Quarterly
Reset spread		2.24%
Next redemption/ conversion date		Oct. 31, 2029
Convertible into		Series 2
Rate reset preferred shares series 5 [member]
Disclosure of classes of share capital [line items]
Issue date		Dec. 16, 2014
Annual yield		3.876%
Dividend frequency		Quarterly
Reset spread		2.25%
Next redemption/ conversion date		Jan. 31, 2025
Convertible into		Series 6
Rate reset preferred shares series 7 [member]
Disclosure of classes of share capital [line items]
Issue date		Mar. 10, 2015
Annual yield		3.201%
Dividend frequency		Quarterly
Reset spread		2.79%
Next redemption/ conversion date		Jul. 31, 2025
Convertible into		Series 8
Rate reset preferred shares series 9 [member]
Disclosure of classes of share capital [line items]
Issue date		Apr. 24, 2015
Annual yield		3.242%
Dividend frequency		Quarterly
Reset spread		2.87%
Next redemption/ conversion date		Oct. 31, 2025
Convertible into		Series 10
Rate reset preferred shares series 16 [member]
Disclosure of classes of share capital [line items]
Issue date		Jul. 14, 2017
Annual yield		6.301%
Dividend frequency		Quarterly
Reset spread		3.01%
Next redemption/ conversion date		Oct. 31, 2027
Convertible into		Series 17
Rate reset preferred shares series 18 [member]
Disclosure of classes of share capital [line items]
Issue date		Mar. 14, 2018
Annual yield		5.747%	5.747%
Dividend frequency		Quarterly
Reset spread		2.70%
Next redemption/ conversion date		Apr. 30, 2028
Convertible into		Series 19
Rate reset preferred shares series 27 [member]
Disclosure of classes of share capital [line items]
Issue date		Apr. 04, 2022
Annual yield		5.75%
Dividend frequency		Semi-annual
Reset spread		3.317%
Next redemption/ conversion date		Oct. 31, 2027
Convertible into		–
Rate reset preferred shares series 28 [member]
Disclosure of classes of share capital [line items]
Issue date		Jul. 25, 2022
Annual yield		7.232%
Dividend frequency		Semi-annual
Reset spread		4.20%
Next redemption/ conversion date		Oct. 31, 2027
Convertible into		–
NVCC Perpetual Subordinated Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue date		Jul. 10, 2024
Annual yield		5.70%
Dividend frequency		Semi-annual
Reset spread		2.652%
Next redemption/ conversion date		Jul. 31, 2029
Convertible into		n/a
NVCC Series One [Member]
Disclosure of classes of share capital [line items]
Issue date		Jul. 29, 2021
Annual yield		3.60%
Dividend frequency		Semi-annual
Reset spread		2.747%
Next redemption/ conversion date		Oct. 31, 2026
Convertible into		Series 26
NVCC Series Two [Member]
Disclosure of classes of share capital [line items]
Issue date		Sep. 14, 2022
Annual yield		7.283%
Dividend frequency		Semi-annual
Reset spread		4.10%
Next redemption/ conversion date		Oct. 31, 2027
Convertible into		Series 29
NVCC Series Three [Member]
Disclosure of classes of share capital [line items]
Issue date		Oct. 17, 2022
Annual yield		8.125%
Dividend frequency		Quarterly
Reset spread		4.075%
Next redemption/ conversion date		Oct. 31, 2027
Convertible into		Series 30
NVCC Series Four [Member]
Disclosure of classes of share capital [line items]
Issue date		Jul. 03, 2024
Annual yield		7.25%
Dividend frequency		Quarterly
Reset spread		2.977%
Next redemption/ conversion date		Jul. 31, 2029
Convertible into		Series 31